Acquisitions, Investments and Disposals - Schedule of Goodwill Arising on Acquisitions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Goodwill [Line Items]
Goodwill Balance	$ 782,815	[1]	$ 841,296		$ 884,199
Impairment (Note 23)	(38,310)		(156,447)
Translation difference	(56,742)		36,017		(45,860)
Balance at December 31, 2013	687,763	[1]	782,815	[1]	841,296
Donetsk Electrometallurgical Plant (DEMP) [Member]
Goodwill [Line Items]
Goodwill, Acquired During Period					205,522
Goodwill					(205,522)
Subsidiaries [Member]
Goodwill [Line Items]
Goodwill, Acquired During Period					5,678
Invicta Merchant Bar Ltd. [Member]
Goodwill [Line Items]
Goodwill			(2,980)		(2,721)
Cognor Stahlhandel GmbH (Cognor) [Member]
Goodwill [Line Items]
Goodwill, Acquired During Period			61,949
Lomprom Rostov [Member]
Goodwill [Line Items]
Goodwill, Acquired During Period			12,830
Goodwill			$ (12,830)

[1]	See Note 3(e)